Schroder Core Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 58.7%
	Communication Services – 5.3%
	AT&T
97,000	4.500%, 05/15/35	116,094
100,000	4.300%, 02/15/30	116,573
229,000	3.000%, 06/30/22	233,601
1,237,000	2.750%, 06/01/31	1,302,030
250,000	1.650%, 02/01/28	250,243
	Charter Communications Operating LLC
865,000	3.500%, 06/01/41	883,040
	Comcast
400,000	3.950%, 10/15/25	448,597
345,000	2.650%, 02/01/30	366,595
	Discovery Communications LLC
480,000	3.625%, 05/15/30	529,227
124,000	2.950%, 03/20/23	128,677
	T-Mobile USA
818,000	3.875%, 04/15/30	923,596
	Verizon Communications
137,000	4.329%, 09/21/28	160,685
160,000	4.016%, 12/03/29	185,207
327,000	3.150%, 03/22/30	356,283
303,000	1.256%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	311,763
		6,312,211
	Consumer Discretionary – 2.8%
	AutoNation
59,000	4.500%, 10/01/25	65,796
	Cox Communications (1)
79,000	3.150%, 08/15/24	84,289
	General Motors
296,000	6.125%, 10/01/25	350,373
	General Motors Financial
300,000	3.250%, 01/05/23	311,033
1,305,000	1.500%, 06/10/26	1,309,230
	Hyundai Capital America MTN (1)
967,000	1.500%, 06/15/26	965,574
	Magna International
71,000	4.150%, 10/01/25	79,695
	McDonald's MTN
182,000	3.625%, 09/01/49	206,763
		3,372,753
	Consumer Staples – 2.8%
	7-Eleven (1)
890,000	0.612%, VAR ICE LIBOR USD 3 Month+0.450%, 08/10/22	890,224
	Altria Group
57,000	4.400%, 02/14/26	64,757
251,000	2.450%, 02/04/32	247,095
	Automatic Data Processing
731,000	1.700%, 05/15/28	746,829
	BAT Capital
65,000	3.557%, 08/15/27	70,350

Principal Amount ($)		Value $

193,000	3.222%, 08/15/24	205,060
	Boston Scientific
116,000	3.450%, 03/01/24	123,985
	CVS Health
105,000	5.050%, 03/25/48	139,896
138,000	4.300%, 03/25/28	159,786
160,000	4.250%, 04/01/50	196,264
	Reynolds American
36,000	5.850%, 08/15/45	44,954
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	416,738
		3,305,938
	Energy – 3.7%
	BP Capital Markets
96,000	2.500%, 11/06/22	98,784
	Canadian Natural Resources
171,000	6.250%, 03/15/38	232,541
	Duke Energy
551,000	2.450%, 06/01/30	570,951
	Enbridge
91,000	4.250%, 12/01/26	103,384
	Energy Transfer Partners
355,000	3.600%, 02/01/23	367,607
	EOG Resources
183,000	2.625%, 03/15/23	188,832
	Equinor
505,000	2.375%, 05/22/30	528,109
	Marathon Petroleum
185,000	4.500%, 05/01/23	196,794
	MPLX
209,000	5.200%, 03/01/47	259,111
188,000	4.500%, 04/15/38	216,234
	ONEOK
125,000	6.350%, 01/15/31	162,605
	Phillips 66 Partners
135,000	3.750%, 03/01/28	149,271
186,000	3.605%, 02/15/25	200,733
	Plains All American Pipeline
573,000	3.800%, 09/15/30	621,549
235,000	3.550%, 12/15/29	252,108
	Williams Partners
200,000	4.300%, 03/04/24	216,709
		4,365,322
	Financials – 28.0%
	Aflac
2,000	6.450%, 08/15/40	2,978
	Alexandria Real Estate Equities
290,000	2.000%, 05/18/32	288,684
	American International Group
303,000	3.900%, 04/01/26	337,456

Schroder Core Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $
	Bank of America
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	480,307
144,000	2.687%, VAR United States Secured Overnight Financing Rate+1.320%, 04/22/32	150,268
	Bank of America MTN
680,000	3.500%, 04/19/26	750,935
493,000	3.248%, 10/21/27	537,236
435,000	2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	462,013
40,000	2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	41,915
	Bank of Ireland Group (1)
510,000	4.500%, 11/25/23	550,909
	Barclays
1,057,000	3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/35	1,109,081
1,090,000	2.852%, VAR United States Secured Overnight Financing Rate+2.714%, 05/07/26	1,156,400
	BNP Paribas (1)
605,000	2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/26	625,906
	Capital One Financial
58,000	3.750%, 03/09/27	65,019
	Citigroup
335,000	4.300%, 11/20/26	381,301
975,000	3.200%, 10/21/26	1,062,076
543,000	0.981%, VAR United States Secured Overnight Financing Rate+0.669%, 05/01/25	545,962
	Credit Agricole MTN (1)
280,000	1.145%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	283,945
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	302,105
428,000	3.091%, VAR United States Secured Overnight Financing Rate+1.730%, 05/14/32	447,073
	Danske Bank (1)
916,000	1.621%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.350%, 09/11/26	924,218
	Equitable Financial Life Global Funding (1)
270,000	1.400%, 08/27/27	269,914
	Equitable Holdings
244,000	4.350%, 04/20/28	282,037
	GE Capital International Funding Unlimited
672,000	3.373%, 11/15/25	737,477
	Goldman Sachs Group
698,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	786,466

Principal Amount ($)		Value $

120,000	3.500%, 11/16/26	131,043
	Healthcare Realty Trust
200,000	2.400%, 03/15/30	203,699
	Healthpeak Properties
169,000	3.250%, 07/15/26	184,622
	HSBC Holdings
200,000	4.950%, 03/31/30	243,316
1,171,000	2.633%, VAR United States Secured Overnight Financing Rate+1.402%, 11/07/25	1,227,245
667,000	2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	688,657
	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	382,037
174,000	2.950%, 10/01/26	187,996
759,000	2.580%, VAR United States Secured Overnight Financing Rate+1.250%, 04/22/32	789,553
915,000	2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	948,232
770,000	1.578%, VAR United States Secured Overnight Financing Rate+0.885%, 04/22/27	779,046
	Lloyds Banking Group
530,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	555,059
946,000	1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.850%, 05/11/27	952,323
	Macquarie Group MTN (1)
1,058,000	1.629%, VAR United States Secured Overnight Financing Rate+0.910%, 09/23/27	1,063,893
	Moody's
119,000	4.875%, 02/15/24	130,749
	Morgan Stanley
397,000	3.625%, 01/20/27	443,457
260,000	1.593%, VAR United States Secured Overnight Financing Rate+0.879%, 05/04/27	263,902
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	225,227
300,000	3.750%, 02/25/23	315,646
128,000	3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/31	143,972
	Natwest Group
560,000	3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/28	597,925

Schroder Core Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

1,105,000	1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.900%, 06/14/27	1,111,152
	Realty Income
151,000	1.800%, 03/15/33	147,563
	Santander UK Group Holdings
876,000	1.673%, VAR United States Secured Overnight Financing Rate+0.989%, 06/14/27	880,355
1,530,000	1.089%, VAR United States Secured Overnight Financing Rate+0.787%, 03/15/25	1,537,648
	Standard Chartered (1)
2,087,000	2.678%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.200%, 06/29/32	2,115,645
	State Street
206,000	3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/31	229,211
	Truist Bank
277,000	2.250%, 03/11/30	286,995
	UniCredit (1)
1,173,000	3.127%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.550%, 06/03/32	1,196,619
	Vornado Realty
203,000	2.150%, 06/01/26	207,874
	Wells Fargo MTN
273,000	4.478%, VAR United States Secured Overnight Financing Rate+4.032%, 04/04/31	325,403
594,000	2.879%, VAR United States Secured Overnight Financing Rate+1.432%, 10/30/30	634,765
360,000	2.406%, VAR United States Secured Overnight Financing Rate+1.087%, 10/30/25	376,451
783,000	2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/28	819,598
	Wells Fargo
281,000	3.000%, 04/22/26	304,817
		33,213,376
	Healthcare – 4.3%
	Abbott Laboratories
494,000	3.400%, 11/30/23	527,316
452,000	1.400%, 06/30/30	448,116
	AbbVie
143,000	3.850%, 06/15/24	154,886
140,000	3.800%, 03/15/25	153,373
274,000	3.600%, 05/14/25	299,369
88,000	3.450%, 03/15/22	89,240
28,000	3.200%, 11/06/22	28,867
607,000	3.200%, 11/21/29	666,393

Principal Amount ($)		Value $

	Aetna
299,000	2.800%, 06/15/23	310,867
	Anthem
15,000	4.101%, 03/01/28	17,286
	Bayer US Finance II LLC (1)
712,000	3.875%, 12/15/23	761,650
	Becton Dickinson
153,000	3.734%, 12/15/24	166,533
	Cardinal Health
212,000	3.079%, 06/15/24	225,038
	CommonSpirit Health
493,000	3.347%, 10/01/29	541,595
	Merck
257,000	2.750%, 02/10/25	274,953
	UnitedHealth Group
325,000	3.875%, 12/15/28	377,583
		5,043,065
	Industrials – 1.9%
	Boeing
525,000	5.705%, 05/01/40	682,161
740,000	4.875%, 05/01/25	829,809
	CSX
80,000	3.800%, 04/15/50	94,552
	Lockheed Martin
18,000	3.550%, 01/15/26	19,997
	Raytheon Technologies
257,000	3.200%, 03/15/24	273,774
	United Technologies
205,000	3.950%, 08/16/25	228,420
	Xylem
135,000	1.950%, 01/30/28	137,644
		2,266,357
	Information Technology – 2.8%
	Intel
877,000	3.900%, 03/25/30	1,022,984
	Oracle
590,000	3.600%, 04/01/40	631,294
	salesforce.com
406,000	3.700%, 04/11/28	464,639
	VMware
989,000	2.200%, 08/15/31	987,377
187,000	1.800%, 08/15/28	187,587
		3,293,881
	Materials – 0.5%
	Anglo American Capital (1)
582,000	2.250%, 03/17/28	593,066

	Real Estate – 3.9%
	American Tower REIT
185,000	2.400%, 03/15/25	193,653
	Boston Properties REIT
528,000	3.400%, 06/21/29	581,333

Schroder Core Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Crown Castle International REIT
8,000	3.800%, 02/15/28	8,991
210,000	3.200%, 09/01/24	224,212
557,000	2.500%, 07/15/31	570,886
1,540,000	2.100%, 04/01/31	1,524,734
	ERP Operating REIT
351,000	3.000%, 07/01/29	382,725
	Kimco Realty REIT
656,000	2.700%, 10/01/30	685,255
	Simon Property Group REIT
237,000	2.000%, 09/13/24	246,267
	Ventas Realty REIT
250,000	3.125%, 06/15/23	260,304
		4,678,360
	Utilities – 2.7%
	Enel Finance International (1)
634,000	1.875%, 07/12/28	641,440
	Entergy
480,000	2.800%, 06/15/30	508,518
	Pacific Gas and Electric
1,140,000	2.500%, 02/01/31	1,074,729
	Public Service Enterprise Group
607,000	1.600%, 08/15/30	585,567
	Southern
403,000	2.950%, 07/01/23	420,437
		3,230,691
	TOTAL CORPORATE OBLIGATIONS
	(Cost $66,505,848)	69,675,020

	U.S. TREASURY OBLIGATIONS – 27.8%
	United States Treasury Bills (2)
924,000	0.027%, 12/02/21	923,844
336,000	0.024%, 10/14/21	335,966
1,549,000	0.022%, 10/07/21	1,548,858
	United States Treasury Bonds
1,569,000	2.375%, 05/15/51	1,740,609
639,800	2.250%, 05/15/41	687,285
4,627,900	1.875%, 02/15/41	4,679,964
4,380,300	1.875%, 02/15/51	4,349,501
3,447,700	1.625%, 11/15/50	3,223,061
	United States Treasury Notes
5,844,700	1.625%, 12/31/21	5,882,371
800	1.250%, 03/31/28	815
824,900	1.250%, 04/30/28	840,141
69,300	0.750%, 04/30/26	69,587
668,600	0.500%, 02/28/26	664,317
1,892,000	0.375%, 04/15/24	1,895,843
128,600	0.375%, 11/30/25	127,369
3,159,000	0.125%, 11/30/22	3,159,370
2,862,600	0.125%, 12/15/23	2,854,661
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $31,870,585)	32,983,562

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 12.1%

	Federal Home Loan Mortgage Corporation – 5.6%
	FHLMC
2,135,921	2.500%, 05/01/51	2,226,563
1,507,840	2.500%, 08/01/51	1,571,829
2,770,414	2.000%, 02/01/51	2,827,049
		6,625,441
	Federal National Mortgage Association – 6.5%
	FNMA
3,302,672	2.500%, 06/01/51	3,442,828
1,684,218	2.000%, 12/01/35	1,748,921
945,376	2.000%, 12/01/50	964,681
1,525,692	2.000%, 08/01/51	1,556,869
		7,713,299
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $14,360,619)	14,338,740

	ASSET-BACKED SECURITIES – 3.0%
	Cedar Funding VI CLO, Series 2021-6A, Class ARR (1)
645,000	1.184%, VAR ICE LIBOR USD 3 Month+1.050%, 04/20/34	644,838
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	1.336%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	499,875
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	1.284%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	606,572
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	1.324%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	801,076
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	1.330%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	600,805
	Octagon Investment Partners 30, Series 2021-1A, Class A1R (1)
250,000	1.134%, VAR ICE LIBOR USD 3 Month+1.000%, 03/17/30	250,059
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (3)
7,819	3.500%, 04/25/55	7,861
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (3)
24,318	2.750%, 04/25/57	24,641

Schroder Core Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
120,641	2.750%, 07/25/57	122,897
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (3)
75,759	2.750%, 06/25/57	77,889
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,639,063)	3,636,513

	TAXABLE MUNICIPAL BONDS – 1.3%
	California – 0.3%
	California State University RB, Series B
175,000	3.065%, 11/01/42	180,234
200,000	2.965%, 11/01/39	206,143
		386,377
	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
205,000	7.425%, 02/15/29	267,949

	Pennsylvania – 0.3%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	378,993

	Texas – 0.5%
	Cities of Dallas and Fort Worth RB, Series C
510,000	3.089%, 11/01/40	531,054

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $1,478,313)	1,564,373
	TOTAL INVESTMENTS IN SECURITIES – 102.9%
	(Cost $117,854,428)	122,198,208
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%	(3,479,425)
	NET ASSETS – 100%	$118,718,783

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2021, the value of these securities amounted to
$15,352,983, representing 12.9% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Core Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$69,675,020	$—	$69,675,020
U.S. Treasury Obligations	—	32,983,562	—	32,983,562
U.S. Government Mortgage-Backed Obligations	—	14,338,740	—	14,338,740
Asset-Backed Securities	—	3,636,513	—	3,636,513
Taxable Municipal Bonds	—	1,564,373	—	1,564,373
Total Investments in Securities	$—	$122,198,208	$—	$122,198,208

(1)	For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-002-1000

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 54.5%
	Communication Services – 7.4%
	AT&T
775,000	4.500%, 05/15/35	927,552
454,000	4.500%, 03/09/48	543,424
414,000	3.650%, 06/01/51	438,765
129,000	3.650%, 09/15/59 (1)	133,151
660,000	3.300%, 02/01/52	659,229
	Charter Communications Operating
1,342,000	3.900%, 06/01/52	1,390,180
	Discovery Communications
222,000	5.300%, 05/15/49	285,514
487,000	4.650%, 05/15/50	578,053
135,000	4.125%, 05/15/29	153,447
	Fox
230,000	5.476%, 01/25/39	300,964
	Telefonica Emisiones
325,000	5.213%, 03/08/47	407,927
	Verizon Communications
469,000	5.250%, 03/16/37	626,741
620,000	3.550%, 03/22/51	674,571
234,000	2.650%, 11/20/40	229,094
	Vodafone Group
314,000	5.000%, 05/30/38	401,588
	Walt Disney
245,000	4.750%, 09/15/44	328,662
176,000	3.600%, 01/13/51	202,868
		8,281,730
	Consumer Discretionary – 3.5%
	Amazon.com
1,653,000	3.100%, 05/12/51	1,780,690
	General Motors
213,000	5.200%, 04/01/45	266,351
	General Motors Financial
756,000	2.700%, 06/10/31	774,178
	Lowe's
412,000	3.000%, 10/15/50	416,205
	McDonald's MTN
187,000	4.200%, 04/01/50	230,760
188,000	3.625%, 09/01/49	213,580
	Whirlpool
221,000	4.600%, 05/15/50	281,158
		3,962,922
	Consumer Staples – 4.2%
	Altria Group
481,000	5.375%, 01/31/44	586,492
83,000	3.700%, 02/04/51	81,065
	BAT Capital
238,000	4.540%, 08/15/47	256,988
534,000	2.726%, 03/25/31	537,933
	CVS Health
150,000	5.125%, 07/20/45	198,251
464,000	5.050%, 03/25/48	618,205

Principal Amount ($)		Value $

105,000	4.250%, 04/01/50	128,798
	Kroger
55,000	5.400%, 01/15/49	76,607
	Massachusetts Mutual Life Insurance (1)
258,000	3.375%, 04/15/50	276,211
	Molson Coors Brewing
725,000	4.200%, 07/15/46	823,183
	New York Life Insurance (1)
261,000	3.750%, 05/15/50	302,544
	Walmart
681,000	3.950%, 06/28/38	830,209
		4,716,486
	Energy – 6.2%
	Chevron
362,000	3.078%, 05/11/50	382,424
	Energy Transfer Operating
228,000	5.250%, 04/15/29	271,698
	Enterprise Products Operating LLC
187,000	4.250%, 02/15/48	220,732
337,000	4.200%, 01/31/50	396,537
	Hess
170,000	7.300%, 08/15/31	232,586
	Marathon Petroleum
674,000	4.750%, 09/15/44	810,508
	MidAmerican Energy
354,000	4.250%, 07/15/49	452,513
	MPLX
455,000	4.700%, 04/15/48	534,114
	ONEOK
261,000	4.450%, 09/01/49	296,813
	Phillips 66 Partners
267,000	4.680%, 02/15/45	304,077
	Plains All American Pipeline
375,000	4.300%, 01/31/43	381,292
429,000	3.550%, 12/15/29	460,231
	Qatar Petroleum (1)
811,000	3.300%, 07/12/51	840,399
	Shell International Finance BV
240,000	4.000%, 05/10/46	287,054
	Spectra Energy Partners
303,000	4.500%, 03/15/45	364,099
	TotalEnergies Capital International
509,000	3.127%, 05/29/50	531,465
	Valero Energy
110,000	6.625%, 06/15/37	152,618
		6,919,160
	Financials – 15.3%
	Aflac
111,000	6.450%, 08/15/40	165,299
	American International Group
168,000	4.375%, 01/15/55	210,500
	Bank of America
574,000	6.000%, 10/15/36	817,012

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

1,053,000	3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/42	1,131,714
	Bank of America MTN
338,000	5.000%, 01/21/44	459,574
158,000	4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/51	191,156
	Barclays
1,483,000	3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/35	1,556,071
	Berkshire Hathaway Finance
506,000	2.850%, 10/15/50	518,607
	Citigroup
208,000	8.125%, 07/15/39	362,507
99,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	125,305
273,000	2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/31	282,716
	Goldman Sachs Group
546,000	2.615%, VAR United States Secured Overnight Financing Rate+1.281%, 04/22/32	565,852
569,000	2.600%, 02/07/30	594,382
	HSBC Holdings
353,000	3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	398,254
770,000	2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/31	811,336
	JPMorgan Chase
139,000	5.600%, 07/15/41	195,726
931,000	3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/52	1,011,896
195,000	3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/51	203,311
	Liberty Mutual Group Inc (1)
319,000	3.950%, 05/15/60	360,657
	Lincoln National
230,000	4.375%, 06/15/50	286,578
	Macquarie Group MTN (1)
999,000	2.691%, VAR United States Secured Overnight Financing Rate+1.440%, 06/23/32	1,018,800
	Morgan Stanley
332,000	3.217%, VAR United States Secured Overnight Financing Rate+1.485%, 04/22/42	357,042
	Morgan Stanley MTN
568,000	1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/32	552,211

Principal Amount ($)		Value $

	Prudential Financial
204,000	3.935%, 12/07/49	243,227
	Standard Chartered (1)
1,896,000	2.678%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.200%, 06/29/32	1,922,024
	Unum Group
1,184,000	4.125%, 06/15/51	1,206,976
	Wells Fargo
1,357,000	3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	1,421,530
	Wells Fargo MTN
123,000	5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/51	171,286
		17,141,549
	Healthcare – 1.8%
	AbbVie
283,000	4.250%, 11/21/49	346,207
	Amgen
170,000	4.663%, 06/15/51	224,693
743,000	3.375%, 02/21/50	809,746
	Bayer US Finance II (1)
153,000	4.700%, 07/15/64	186,972
	Cigna
153,000	4.900%, 12/15/48	202,797
	UnitedHealth Group
148,000	4.450%, 12/15/48	193,828
		1,964,243
	Industrials – 3.4%
	Boeing
1,040,000	5.705%, 05/01/40	1,351,329
	Burlington Northern Santa Fe
48,000	4.900%, 04/01/44	65,232
569,000	4.150%, 04/01/45	700,683
33,000	4.150%, 12/15/48	41,639
40,000	3.050%, 02/15/51	42,778
	CSX
103,000	3.800%, 04/15/50	121,735
	FedEx
270,000	5.250%, 05/15/50	377,501
	GE Capital International Funding Unlimited
300,000	4.418%, 11/15/35	368,092
	General Electric
313,000	4.350%, 05/01/50	385,622
	General Electric Capital MTN
203,000	6.750%, 03/15/32	282,778

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Johnson Controls International
57,000	4.500%, 02/15/47	72,833
		3,810,222
	Information Technology – 2.7%
	Apple
1,117,000	2.700%, 08/05/51	1,119,649
	Oracle
374,000	4.000%, 11/15/47	415,965
628,000	3.600%, 04/01/50	655,788
	salesforce.com
849,000	2.700%, 07/15/41	867,430
		3,058,832
	Materials – 0.8%
	Barrick North America Finance LLC
272,000	5.700%, 05/30/41	379,316
	Dow Chemical
148,000	9.400%, 05/15/39	267,155
31,000	4.625%, 10/01/44	39,150
	International Paper
131,000	7.300%, 11/15/39	208,554
		894,175
	Real Estate – 3.3%
	Alexandria Real Estate Equities
272,000	2.000%, 05/18/32	270,766
	American Tower REIT
358,000	3.700%, 10/15/49	397,992
	Boston Properties
148,000	3.250%, 01/30/31	161,140
1,308,000	2.550%, 04/01/32	1,346,771
	Camden Property Trust REIT
382,000	3.350%, 11/01/49	431,750
	Crown Castle International
750,000	2.500%, 07/15/31	768,698
	Realty Income
197,000	1.800%, 03/15/33	192,516
	Simon Property Group REIT
159,000	3.250%, 09/13/49	167,218
		3,736,851
	Utilities – 5.9%
	Berkshire Hathaway Energy
146,000	4.250%, 10/15/50	182,425
	Commonwealth Edison
78,000	4.600%, 08/15/43	100,897
373,000	4.000%, 03/01/49	463,243
	Duke Energy Carolinas
222,000	3.875%, 03/15/46	263,832
	Duke Energy Indiana
112,000	6.120%, 10/15/35	156,609
	Duke Energy Ohio
490,000	4.300%, 02/01/49	624,933
	Duke Energy Progress
185,000	4.200%, 08/15/45	230,326

Principal Amount ($)		Value $

	Enel Finance International (1)
829,000	2.875%, 07/12/41	831,776
	Entergy Louisiana
269,000	2.900%, 03/15/51	273,498
	Pacific Gas and Electric
544,000	3.500%, 08/01/50	486,329
	PacifiCorp
370,000	4.150%, 02/15/50	459,220
	PPL Electric Utilities
80,000	3.950%, 06/01/47	96,508
	Public Service Electric & Gas MTN
310,000	3.150%, 01/01/50	340,384
	Public Service of Colorado
183,000	4.300%, 03/15/44	230,335
	Sempra Energy
360,000	6.000%, 10/15/39	512,855
165,000	4.000%, 02/01/48	189,505
	Southern California Edison
436,000	3.650%, 02/01/50	444,609
	Southwestern Public Service
520,000	4.400%, 11/15/48	670,764
		6,558,048
	TOTAL CORPORATE OBLIGATIONS
	(Cost $55,149,131)	61,044,218

	U.S. TREASURY OBLIGATIONS – 41.3%
	United States Treasury Bill (2)
622,000	0.064%, 12/02/21	621,895
	United States Treasury Bonds
1,522,000	2.375%, 05/15/51	1,688,469
3,485,000	2.250%, 05/15/41	3,743,652
17,301,100	1.875%, 02/15/41	17,495,737
19,584,800	1.875%, 02/15/51	19,447,095
2,317,600	1.625%, 11/15/50	2,166,594
	United States Treasury Notes
526,000	1.625%, 12/31/21	529,390
134,000	0.500%, 02/28/26	133,142
422,000	0.375%, 11/30/25	417,961
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $42,869,741)	46,243,935

	SOVEREIGN GOVERNMENTS – 2.8%
	Indonesia Government International Bond
200,000	4.200%, 10/15/50	227,120
	Mexico Government International Bond
994,000	4.500%, 01/31/50	1,064,693
1,144,000	4.280%, 08/14/41	1,214,482
	Panama Government International Bond
230,000	4.500%, 04/01/56	262,453

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Philippine Government International Bond
347,000	2.950%, 05/05/45	340,623
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $3,116,096)	3,109,371

	TAXABLE MUNICIPAL BONDS – 0.6%
	California – 0.6%
	California State, Health Facilities Financing Authority RB
95,000	3.034%, 06/01/34	102,920
155,000	2.984%, 06/01/33	168,127
220,000	2.934%, 06/01/32	239,253
	City of Pomona California RB, Series BJ-REV
90,000	3.716%, 08/01/40	96,563
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $560,000)	606,863
	TOTAL INVESTMENTS IN SECURITIES – 99.2%
	(Cost $101,694,968)	111,004,387
	OTHER ASSETS LESS LIABILITIES – 0.8%	922,826
	NET ASSETS – 100%	$111,927,213

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2021, the value of these securities amounted to $5,872,534, representing 5.2% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2021 (unaudited)

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$61,044,218	$—	$61,044,218
U.S. Treasury Obligations	—	46,243,935	—	46,243,935
Sovereign Governments	—	3,109,371	—	3,109,371
Taxable Municipal Bonds	—	606,863	—	606,863
Total Investments in Securities	$—	$111,004,387	$—	$111,004,387

(1)	For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-001-1000